Related Party Transactions (Details) - Schedule of Significant Related Party Balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan from:
Bluecap			$ 1,834
Interest expense on loan from:
Bluecap		$ 746	$ 658